Master Netting And Similar Agreements	12 Months Ended
Dec. 31, 2014
Master Netting Agreements And Similar Arrangements [Abstract]
Master Netting Agreements And Similar Arrangements

Note 24 –Master Netting and Similar Agreements - Repurchase, Reverse Repurchase, and Securities Borrowing and Lending Transactions

For repurchase, reverse repurchase and securities borrowing and lending transactions, FHN and each counterparty have the ability to offset all open positions and related collateral in the event of default. Due to the nature of these transactions, the value of the collateral for each transaction approximates the value of the corresponding receivable or payable. For repurchase agreements within FHN’s capital markets’ business, transactions are collateralized by securities which are delivered on the settlement date and are maintained throughout the term of the transaction. For FHN’s repurchase agreements through banking activities, securities are typically pledged at the time of the transaction and not released until settlement. For asset positions, the collateral is not included on FHN’s Consolidated Statements of Condition. For liability positions, securities collateral pledged by FHN is generally represented within FHN’s trading or available-for-sale securities portfolios.

For this disclosure, FHN considers the impact of master netting and other similar agreements that allow FHN to settle all contracts with a single counterparty on a net basis and to offset the net asset or liability position with the related securities collateral. The application of the collateral cannot reduce the net asset or liability position below zero, and therefore any excess collateral is not reflected in the tables below.

The following table provides a detail of Securities purchased under agreements to resell as presented on the Consolidated Statements of Condition and collateral pledged by counterparties as of December 31:

				Gross amounts not offset in the
				Statement of Condition
		Gross amounts	Net amounts of	Offsetting	Securities collateral
	Gross amounts	offset in the	assets presented	securities sold	(not recognized on
	of recognized	Statement of	in the Statement	under agreements	FHN's Statement
(Dollars in thousands)	assets	Condition	of Condition	to repurchase	of Condition)	Net amount
Securities purchased under agreements to resell:
2014	$659,154	$-	$659,154	$(48,655)	$(602,403)	$8,096
2013	412,614	-	412,614	(8,672)	(396,855)	7,087

The following table provides a detail of Securities sold under agreements to repurchase as presented on the Consolidated Statements of Condition and collateral pledged by FHN as of December 31:

				Gross amounts not offset in the
				Statement of Condition
		Gross amounts	Net amounts of	Offsetting
	Gross amounts	offset in the	liabilities presented	securities
	of recognized	Statement of	in the Statement	purchased under	Securities
(Dollars in thousands)	liabilities	Condition	of Condition	agreements to resell	Collateral	Net amount
Securities sold under agreements to repurchase:
2014	$562,214	$-	$562,214	$(48,655)	$(513,463)	$96
2013	442,789	-	442,789	(8,672)	(434,008)	109